LEASES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Lease arrangements remaining term			10 years
Operating lease right-of-use			$ 20,958
Rent expense	$ 2,396	$ 1,251
Israeli [Member]
Operating lease right-of-use			$ 17,300